Net profit attributable to ordinary equity holders of the parent for basic earnings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	€ (1,656)	€ (3,019)	€ (2,807)
Interest on convertible bonds	0	0	0
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ (1,656)	€ (3,019)	€ (2,807)